RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Details) - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
	Jan. 14, 2021	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS AND BALANCES
Share issuance cost	$ 5,672
Mercer Park, L.P.
RELATED PARTY TRANSACTIONS AND BALANCES
Advance paid for services		$ 698	$ 935
Management fees		12	11,085
Lease fees		861	575
Panther Residential Management, LLC ("Panther")
RELATED PARTY TRANSACTIONS AND BALANCES
Office expenses		54	82
Development fees		392	1,230
Rental fees		920	900
Interest Expense		$ 165	$ 242
Board Member
RELATED PARTY TRANSACTIONS AND BALANCES
Issued equity shares		50
Share issuance cost		$ 707